Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company tries to make stock option grants at times when they will not be influenced by a scheduled release of information. The Company does not otherwise time or plan the release of material, non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Company tries to make stock option grants at times when they will not be influenced by a scheduled release of information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not otherwise time or plan the release of material, non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false